Investments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
Disclosure Of Detailed Information About Investment Property

			12.31.2023	Gain (loss) by equity method (profit or loss)	Cumulative translation adjustment	Dividends	Addition	12.31.2024
MSW Multicorp 2 Fundo de Investimento em Participações			1.7	0.9	(0.9)	—	1.1	2.8
Xmobots Holding S.A.	(i	)	—	(1.3)	(4.4)	—	25.7	20.0
Fundo de Investimento em Participações Aeroespacial Multiestratégia			3.3	0.5	(1.1)	(0.6)	0.1	2.2
Nidec Aerospace, LLC.			5.6	(6.5)	—	—	3.9	3.0
Águas Azuis Construção Naval SPE Ltda.			17.6	2.1	(4.0)	—	—	15.7
Centimfe - Centro Tecnologico da Industria de Moldes e Ferramentas Especiais			—	—	—	—	—	—

			28.2	(4.3)	(10.4)	(0.6)	30.8	43.7

	12.31.2022	Gain (loss) by equity method (profit or loss)	Cumulative translation adjustment	Dividends	Disposal	Addition	12.31.2023
MSW Multicorp 2 Fundo de Investimento em Participações	—	0.9	0.8	—	—	—	1.7
Xmobots Holding S.A.	—	—	—	—	—	—	—
Fundo de Investimento em Participações Aeroespacial Multiestratégia	7.8	(0.4)	(0.2)	(5.8)	—	1.9	3.3
Nidec Aerospace, LLC.	—	(0.3)	—	—	—	5.9	5.6
Águas Azuis Construção Naval SPE Ltda.	4.5	10.0	0.6	—	(1.5)	4.0	17.6
Centimfe - Centro Tecnologico da Industria de Moldes e Ferramentas Especiais	—	—	—	—	—	—	—

	12.3	10.2	1.2	(5.8)	(1.5)	11.8	28.2

Summary of Subsidiaries with Participation of Non-Controlling Shareholders
12.2.2 Subsidiaries with
non-controlling
interests

	12.31.2024			12.31.2023			12.31.2022
	Non-controlling interest			Non-controlling interest			Non-controlling interest
Entity	%	Equity	Income (loss)%		Equity	Income (loss)%		Equity	Income (loss)
Embraer CAE Training Services, LLC	49.0%	34.3	5.4	49.0%	29.0	5.4	49.0%	33.1	5.8
Embraer CAE Training Services (NL) B.V.	49.0%	9.3	0.2	49.0%	9.4	(0.2)	0.0%	—	—
EVE Holding Inc.	16.3%	34.1	(2.3)	10.6%	11.0	(9.9)	10.3%	20.1	(15.4)
OGMA - Indústria Aeronáutica de Portugal S.A.	35.0%	42.7	(0.5)	35.0%	46.0	0.8	35.0%	43.5	(6.8)
Tempest Serviços de Informática S.A.	—	—	(0.4)	23.4%	7.2	4.7	39.0%	10.0	(0.4)
Visiona Tecnologia Espacial S.A.	49.0%	12.9	(0.3)	49.0%	14.5	(0.5)	49.0%	14.4	(1.3)

		133.3	2.1		117.1	0.3		121.1	(18.1)

Listing Expenses	100.0%	135.7	—	100.0%	135.7	—	100.0%	135.7	—

		269.0	2.1		252.8	0.3		256.8	(18.1)

Summary of Financial Position of the Group Entities that have Non-Controlling Interest
The financial position of the most significant entities with non-controlling
interests is summarized below, which are OGMA - Indústria Aeronáutica de Portugal S.A., Eve Holding and Embraer CAE Training Services, LLC.

	OGMA			EVE			Embraer CAE Training Services, LLC
	12.31.2024	12.31.2023	12.31.2022	12.31.2024	12.31.2023	12.31.2022	12.31.2024	12.31.2023	12.31.2022
Total assets	351.3	289.5	253.5	304.2	230.1	291.0	96.7	83.4	78.8
Total liabilities	229.3	158.0	129.1	95.0	126.1	95.9	26.6	24.2	11.2
Shareholders’ equity	122.1	131.5	124.4	209.2	104.0	195.1	70.0	59.2	67.6
Revenue	314.0	250.1	216.5	—	—	—	33.4	29.3	26.9
Net income (loss) for the year	(1.5)	2.3	(19.5)	1.6	(96.2)	(308.5)	10.9	11.0	11.8